Trade receivable, net	12 Months Ended
Dec. 31, 2025
Trade receivable, net
Trade receivable, net

6. Trade receivable, net

An aging analysis of the trade receivable based on the recognition date and net of credit loss, is as follows:

	As of December 31,
	2024	2025
Within 3 months	75,719	107,501
Between 3 months and 6 months	50,223	9,533
Between 6 months and 1 year	904	2,183
More than 1 year	8,266	606
Total	135,112	119,823